CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,436.8	$ 1,532.8	$ 1,923.4
Other comprehensive income (loss):
Foreign currency translation adjustment—net of taxes	(72.4)	(30.2)	46.7
Unrealized (loss) gain on hedging derivatives—net of taxes	(1.8)	1.9	4.6
Unrealized gain on securities—net of taxes	0.2	1.0	2.6
Defined benefit plans—net of taxes	(43.2)	33.6	(3.5)
Total other comprehensive income (loss)	(117.2)	6.3	50.4
Comprehensive income	1,319.6	1,539.1	1,973.8
Less: Comprehensive income attributable to noncontrolling interest	46.5	67.5	75.4
Comprehensive income attributable to common stockholders	$ 1,273.1	$ 1,471.6	$ 1,898.4